Concentration, Credit and Other Risks (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Bank Deposits [Line Items]
Total	$ 1,686,596	$ 3,106,244	$ 7,577,317
PRC | PRC
Bank Deposits [Line Items]
Total	110,005	1,523,622	693,584
U.S dollar denominated bank deposits | PRC
Bank Deposits [Line Items]
Total	30,666	133,053	628,481
U.S dollar denominated bank deposits | Hong Kong
Bank Deposits [Line Items]
Total	13,708	44,182	1,505,271
U.S dollar denominated bank deposits | Singapore
Bank Deposits [Line Items]
Total	569,707	697,099	1,033,769
U.S dollar denominated bank deposits | USA
Bank Deposits [Line Items]
Total	874,093	695,155	3,698,704
HKD denominated bank deposits | Hong Kong
Bank Deposits [Line Items]
Total	17,985	13,133	$ 17,508
SGD denominated bank deposits | Singapore
Bank Deposits [Line Items]
Total	$ 70,432	$ 0